UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [ X ]; Amendment Number: 1
                                                 --
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
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Address: 677 Madison Avenue, 3rd Floor
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         New York, New York 10021
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Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman

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Title:
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Phone:     212-688-1500 x 324
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Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            08/27/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:       $380,235
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



This amendment is being filed to change LITTON INDS INC from Common shares to Puts.



                                 FORM 13F INFORMATION TABLE

    NAME OF     TITLE OF  CUSIP   VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                              ----------------
    ISSUER        CLASS          x($1000)  PRN AMT  PRN CALL DISCRETN  MGRS    SOLE   SHARED   NONE
---------------- ---------- ----------- --------- ------- ---- ----   -------- ------ ------- ------
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109  1,303     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
ASM LITHOGRAPHY
 HLDG N V          N Y SHS      N07059111  2,797    129,000   SH         SOLE         129,000   0       0
-----------------------------------------------------------------------------------------------------------
AT&T CDA INC       DEPS RCPT    00207Q20   3,710    126,600   SH         SOLE         126,600   0       0
                   CL B
-----------------------------------------------------------------------------------------------------------
ALZA CORP DEL      COMMON       022615108 28,350    700,000   SH         SOLE         700,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN GENERAL
 CORP              COMMON       026351106 19,125    500,000   SH         SOLE         500,000   0       0
-----------------------------------------------------------------------------------------------------------
BHC COMMUNICATIONS CL A         055448104  4,453     36,800   SH         SOLE          36,800   0       0
INC
-----------------------------------------------------------------------------------------------------------
BARRETT RES CORP   COM PAR       06840201 12,665    210,900   SH         SOLE         210,900   0       0
                   $0.01
-----------------------------------------------------------------------------------------------------------
BERGEN BRUNSWIG    CL A         083739102 11,620    700,000   SH         SOLE         700,000   0       0
CORP
-----------------------------------------------------------------------------------------------------------
CENTURA BKS INC    COMMON       15640T100  2,498     50,500   SH         SOLE          50,500   0       0
-----------------------------------------------------------------------------------------------------------
CHRIS CRAFT INDS   COMMON       170520100 20,556    325,000   SH         SOLE         325,000   0       0
INC
-----------------------------------------------------------------------------------------------------------
CITADEL            COMMON       172853202  5,597    225,000   SH         SOLE         225,000   0       0
COMMUNICATIONS
INC
-----------------------------------------------------------------------------------------------------------



                                 FORM 13F INFORMATION TABLE

    NAME OF     TITLE OF  CUSIP   VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                              ----------------
    ISSUER        CLASS          x($1000)  PRN AMT  PRN CALL DISCRETN  MGRS    SOLE   SHARED   NONE
---------------- ---------- ----------- --------- ------- ---- ----   -------- ------ ------- ------
DE BEERS CONS
 MINES LTD         ADR DEFD     240253302  1,919     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
DELHAIZE AMER INC  CL A         246688105    406     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM   SPONSORED    251566105    404     17,424   SH         SOLE          17,424   0       0
AG                 ADR
-----------------------------------------------------------------------------------------------------------
EL PASO CORP       COMMON       28336L109  9,891    151,467   SH         SOLE         151,467   0       0
-----------------------------------------------------------------------------------------------------------
EXTENDED SYSTEMS   COMMON       301973103    380     35,000   SH         SOLE          35,000   0       0
INC
-----------------------------------------------------------------------------------------------------------
HARCOURT GEN INC   COMMON       41163G101 23,443    421,100   SH         SOLE         421,100   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 20,400    500,000   SH         SOLE         500,000   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101    458     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
LITTON INDS INC    PUT          5380219FS      1     50,000   SH  PUT    SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP   COMMON       55267J100 20,640    800,000   SH         SOLE         800,000   0       0
INC
-----------------------------------------------------------------------------------------------------------
MACKENZIE FINL     COMMON       554531103 18,223  1,010,000   SH         SOLE       1,010,000   0       0
CORP
-----------------------------------------------------------------------------------------------------------
NIAGRA MOHAWK
 HLDGS INC         COMMON       653520106  4,793    283,600   SH         SOLE         283,600   0       0
-----------------------------------------------------------------------------------------------------------
PRICE              COMMON NEW   741437305  3,872    225,000   SH         SOLE         225,000   0       0
COMMUNICATIONS CORP
-----------------------------------------------------------------------------------------------------------
QUAKER OATS CO     COMMON       747402105  7,222     73,700   SH         SOLE          73,700   0       0
-----------------------------------------------------------------------------------------------------------
RALSTON PURINA CO  COMMON       751277302 12,849    412,500   SH         SOLE         412,500   0       0
-----------------------------------------------------------------------------------------------------------
SIEBEL SYS INC     COMMON       826170102    860     31,627   SH         SOLE          31,627   0       0
-----------------------------------------------------------------------------------------------------------
SPIEKER PPTYS INC  COMMON       848497103  9,654    176,000   SH         SOLE         105,471   0       0
-----------------------------------------------------------------------------------------------------------



                                 FORM 13F INFORMATION TABLE

    NAME OF     TITLE OF  CUSIP   VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                              ----------------
    ISSUER        CLASS          x($1000)  PRN AMT  PRN CALL DISCRETN  MGRS    SOLE   SHARED   NONE
---------------- ---------- ----------- --------- ------- ---- ----   -------- ------ ------- ------
TEXACO INC         COMMON       881694103 38,188    575,000   SH         SOLE         575,000   0       0
-----------------------------------------------------------------------------------------------------------
TOSCO CORP         COMMON NEW   891490302 23,280    544,425   SH         SOLE         544,425   0       0
-----------------------------------------------------------------------------------------------------------
TRUE NORTH         COMMON       897844106  5,055    133,900   SH         SOLE          13,900   0       0
COMMUNICATONS INC
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    264     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNITED DOMINION    COMMON       909914103 14,700    700,000   SH         SOLE         700,000   0       0
INDS LTD
-----------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP   COMMON       911905107  1,064     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE   COMMON       923436109  2,062     44,595   SH         SOLE          44,595   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  8,629    196,256   SH         SOLE         196,256   0       0
-----------------------------------------------------------------------------------------------------------
VOICESTREAM
 WIRELESS CORP     COMMON       928615103 22,344    241,875   SH         SOLE         241,875   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS    COMMON       969133107 16,560    360,000   SH         SOLE         360,000   0       0
INC
-----------------------------------------------------------------------------------------------------------